UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                811-09973

Excelsior Venture Investors III, LLC

(Exact name of registrant as specified in charter)

225 High Ridge Road

Stamford, CT 06905

(Address of principal executive offices) (Zip code)

James D. Bowden

Bank of America Capital Advisors LLC

100 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-921-7951

Date of fiscal year end: October 31

Date of reporting period: January 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1 -5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule of Investments is attached herewith.

Excelsior Venture Investors III, LLC *

Portfolio of Investments January 31, 2009 (Unaudited)

Units		Fair Value	% of Net Assets **
	Investment Partnership
187,409	Excelsior Venture Partners III, LLC	$24,359,650	99.28%

	TOTAL INVESTMENTS	24,359,650	99.28%

	OTHER ASSETS & LIABILITIES (NET)	176,691	0.72%

	NET ASSETS	$24,536,341	100.00%

*	The estimated cost of the Underlying Funds at January 31, 2009 for federal tax purposes is $33,655,916. This results in an unrealized loss for federal tax purposes of $9,296,266.
**	Calculated as fair value divided by the Fund’s Net Assets.

Excelsior Venture Investors III, LLC invests the majority of its assets in Excelsior Venture Partners III, LLC. The unaudited Portfolio of Investments of Excelsior Venture Partners III, LLC is enclosed.

Excelsior Venture Partners III, LLC

Portfolio of Investments January 31, 2009 (Unaudited)

Principal Amount/Shares		Acquisition Date ##	Cost	Fair Value	% of Net Assets ****	Per Share Fair Value ##
	Private Companies ***

	Common Stock #

	Optical @
10,615,593	OpVista, Inc.	06/06 – 10/08	$15,393,312	$—	0.00%	$0.00

			15,393,312	—	0.00%

	Medical Technology
7,882	Recorders and Medicare Systems (P) Ltd. *	12/08	382,623	—	0.00%	$0.00

			382,623	—	0.00%

	Total Common Stock — Private Companies		15,775,935	—	0.00%

	Preferred Stocks #

	Enterprise Software
4,542,763	SOA Software, Inc., Series F Junior **	05/08	5,681,135	—	0.00%	$0.00

			5,681,135	—	0.00%

	Life Sciences
1,999,999	Archemix Corporation, Series A	08/02 – 11/03	1,999,999	1,999,999	5.21%	$1.00
700,000	Archemix Corporation, Series B	03/04 – 12/05	700,000	700,000	1.82%	$1.00

			2,699,999	2,699,999	7.03%

	Wireless @
4,433,333	Ethertronics, Inc. Series B	06/01 – 05/04	6,650,000	6,650,000	17.33%	$1.50
1,697,957	Ethertronics, Inc. Series C	05/05 – 04/07	2,546,937	2,546,937	6.64%	$1.50

			9,196,937	9,196,937	23.97%

	Total Preferred Stocks - Private Companies		17,578,071	11,896,936	31.00%

	Warrants #, @

	Optical
675,313	OpVista, Inc., Series CC (expire 10/12 exercisable at $0.20 per share)	10/07	675	—	0.00%	$0.00

	Total Warrants		675	—	0.00%

	Total — Private Companies		$33,354,681	$11,896,936	31.00%

Excelsior Venture Partners III, LLC

Portfolio of Investments January 31, 2009 (Unaudited)

Percent Owned&		Acquisition Date ##	Cost	Fair Value	% of Net Assets ****
	Private Investment Funds ***, #
0.37%	Advanced Technology Ventures VII, L.P.	08/01 – 12/08	$1,920,404	$2,042,779	5.33%
1.56%	Burrill Life Sciences Capital Fund	12/02 – 12/08	2,310,935	1,501,770	3.91%
1.33%	CHL Medical Partners II, L.P.	01/02 – 12/08	1,581,857	1,348,520	3.52%
1.02%	CMEA Ventures VI, L.P.	12/03 – 01/09	2,343,017	2,768,418	7.22%
0.36%	Morgenthaler Partners VII, L.P.	07/01 – 10/07	1,883,167	1,582,114	4.12%
0.58%	Prospect Venture Partners II, L.P.	06/01 – 03/08	1,025,073	1,147,965	2.99%
0.98%	Sevin Rosen Fund IX, L.P.	10/04 – 01/09	1,716,609	1,669,070	4.35%
2.36%	Tallwood II, L.P.	12/02 – 05/08	2,890,443	1,275,369	3.32%
1.69%	Valhalla Partners, L.P.	10/03 – 07/08	1,667,216	1,676,754	4.37%

	Total Private Investment Funds		17,338,721	15,012,759	39.13%

Shares
	Investment Company
984,128	Dreyfus Government Cash Management Fund Institutional Shares		984,128	984,128	2.56%

	TOTAL INVESTMENTS		$51,677,530	27,893,823	72.69%

	OTHER ASSETS & LIABILITIES (NET)			10,477,932	27.31%

	NET ASSETS			$38,371,755	100.00%

*	Tensys Medical, Inc. merged with Recorders and Medicare Systems (P) Ltd. on December 19, 2008. Recorders and Medicare Systems (P) Ltd. is based in India.
**	LogicLibrary, Inc. merged with SOA Software, Inc. on May 1, 2008. Shares of 4,542,763 include 4,088,487 shares held by the Company and 454,276 shares held in escrow for the benefit of the Company.
***

Restricted as to public resale and illiquid securities or investments. Total cost of restricted and illiquid securities or investments at January 31, 2009 was $50,693,402. Total fair value of restricted and illiquid securities or investments owned at January 31, 2009 was $26,909,695 or 70.13% of net assets.

****	Calculated as fair value divided by the Company’s Net Assets.
@

At January 31, 2009, the Company owned 5% or more of the Private Company’s outstanding shares thereby making the Private Company an affiliate as defined by the Investment Company Act of 1940, as amended, (the “Investment Company Act”). Total fair value of affiliated securities owned at January 31, 2009 (including investments in controlled affiliates) was $9,196,937 or 23.97% of net assets.

#	Non-income producing securities.
##	Disclosure is for restricted securities only.
&	Represents Capital Balance of the Company’s investment as a percentage of Private Investment Fund’s total capital.

New Accounting Pronouncements

In September 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards (“SFAS”) No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. The Fund adopted SFAS No. 157 on November 1, 2008. SFAS No. 157 establishes a fair value hierarchy and expands disclosures about fair value measurements. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

As required by SFAS No.157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 consider several inputs and may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

The table below sets forth information about the level within the fair value hierarchy at which the Fund’s investments in Excelsior Venture Partners III, LLC are measured at January 31, 2009:

	Unadjusted quoted prices in active markets for identical securities (Level 1)	Quoted prices which are not active, or inputs that are observable (Level 2)	Prices, inputs or modeling techniques that are both significant to the fair value measurement and unobservable (Level 3)	Total
Assets:
Investment in Excelsior Venture Partners III, LLC	$—	$—	$24,359,650	$24,359,650
Other Investments*	—	—	—	—

Totals	$—	$—	$24,359,650	$24,359,650

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Totals	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

The following is a reconciliation of the investments in securities within Level 3 used in determining value:

Prices, inputs or modeling techniques that are both significant to the fair value measurement and unobservable (Level 3)
Balances as of October 31, 2008	$25,570,437
Net Investments (loss)	(141,325)
Net realized (loss) on investments	(4,091,560)
Net decrease in unrealized depreciation on investments	3,022,098
Net transfers in and out of Level 3**	—

Balances as of January 31, 2009	$24,359,650

**	Transfers in and out of Level 3 are valued at beginning of the period value.

For information on the Fund’s other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a -3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a -3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a -15(b) or 240.15d -15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Excelsior Venture Investors III, LLC

By (Signature and Title)*	/s/ James D. Bowden
James D. Bowden, President and Chief Executive Officer

Date	March 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James D. Bowden
James D. Bowden, President and Chief Executive Officer

Date	March 26, 2009

By (Signature and Title)*	/s/ Steven L. Suss
Steven L. Suss, Treasurer and Chief Financial Officer

Date	March 26, 2009

*	Print the name and title of each signing officer under his or her signature.